Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
NET INVESTMENT INCOME LOSS
INVESTMENT INCOME - interest income	$ 258,158	$ 134,440
EXPENSES:
Management fees	2,406,417	2,344,823
Brokerage commissions	300,410	460,073
Selling commissions and platform fees	2,196,227	2,124,522
Administrative fee and operating expenses	706,957	657,424
Custody fees and other expenses	22,150	28,159
Total expenses	5,632,161	5,615,001
Operating expenses borne by General Partner	(94,023)	(42,717)
Net expenses	5,538,138	5,572,284
NET INVESTMENT LOSS	(5,279,980)	(5,437,844)
REALIZED AND UNREALIZED GAINS (LOSSES)
Futures and forward currency contracts	9,706,981	23,211,774
Foreign exchange translation	(323,932)	27,516
Net change in unrealized:
Futures and forward currency contracts	1,546,774	(1,302,718)
Foreign exchange translation	$ 67,450	(122,549)
Net gains (losses) from U.S. Treasury notes:
Realized		7,041
Net change in unrealized	$ (102,624)	(18,154)
Net realized and unrealized gains allocated from the Master Fund	10,894,649	21,802,910
NET INCOME	5,614,669	16,365,066
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	71,934
NET INCOME AFTER PROFIT SHARE	5,542,735	16,365,066
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
EXPENSES:
Selling commissions and platform fees	2,175,891	2,103,773
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
EXPENSES:
Selling commissions and platform fees	20,336	20,749
Millburn Multi-Markets Trading L.P. [Member]
NET INVESTMENT INCOME LOSS
INVESTMENT INCOME - interest income	352,450	219,069
EXPENSES:
Management fees	2,646,789	2,947,702
Brokerage commissions	409,775	750,088
Selling commissions and platform fees	2,210,705	2,140,468
Administrative fee and operating expenses	874,155	962,330
Custody fees and other expenses	30,234	45,322
Total expenses	6,171,658	6,845,910
Operating expenses borne by General Partner	(151,294)	(123,162)
Net expenses	6,020,364	6,722,748
NET INVESTMENT LOSS	(5,667,914)	(6,503,679)
REALIZED AND UNREALIZED GAINS (LOSSES)
Futures and forward currency contracts	13,299,609	39,486,646
Foreign exchange translation	(441,611)	36,034
Net change in unrealized:
Futures and forward currency contracts	2,085,483	(3,686,107)
Foreign exchange translation	91,887	(164,561)
Net gains (losses) from U.S. Treasury notes:
Realized		12,739
Net change in unrealized	(140,361)	(25,066)
Net realized and unrealized gains allocated from the Master Fund	14,895,007	35,659,685
NET INCOME	9,227,093	29,156,006
LESS PROFIT SHARE TO GENERAL PARTNER	142,549	463,212
NET INCOME AFTER PROFIT SHARE	$ 9,084,544	$ 28,692,794